Note 11. Investments in Unconsolidated Entities - Summary of Investments in Unconsolidated Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Carrying amount of Financial asset	$ 258,300	$ 253,300
OPay Digital Services Limited [member]
Disclosure of unconsolidated structured entities [line items]
Ownership interest	9.40%
Carrying amount of Financial asset	$ 258,300	253,300
Verda Ventures [Member]
Disclosure of unconsolidated structured entities [line items]
Ownership interest	26.00%
Carrying amount of Associate	$ 1,248	0
nHorizon [member]
Disclosure of unconsolidated structured entities [line items]
Ownership interest	29.10%
Carrying amount of Associate	$ 0	$ 0